Filed pursuant to 497(e) and 497(k)
File Nos. 333-48456 and 002-80751

BRIGHTHOUSE FUNDS TRUST I

BRIGHTHOUSE FUNDS TRUST II

SUPPLEMENT DATED JUNE 2, 2022

TO THE

SUMMARY PROSPECTUS DATED APRIL 29, 2022

PROSPECTUS DATED APRIL 29, 2022 AND

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2022

AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO

AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO

AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO

BRIGHTHOUSE ASSET ALLOCATION 100 PORTFOLIO

BRIGHTHOUSE BALANCED PLUS PORTFOLIO

METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO

BRIGHTHOUSE ASSET ALLOCATION 20 PORTFOLIO

BRIGHTHOUSE ASSET ALLOCATION 40 PORTFOLIO

BRIGHTHOUSE ASSET ALLOCATION 60 PORTFOLIO

BRIGHTHOUSE ASSET ALLOCATION 80 PORTFOLIO

Effective June 2, 2022, Victor Soto no longer serves as a portfolio manager of AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO, AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO, AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO, BRIGHTHOUSE ASSET ALLOCATION 100 PORTFOLIO, BRIGHTHOUSE BALANCED PLUS PORTFOLIO, and METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO, each a series of Brighthouse Funds Trust I, and BRIGHTHOUSE ASSET ALLOCATION 20 PORTFOLIO, BRIGHTHOUSE ASSET ALLOCATION 40 PORTFOLIO, BRIGHTHOUSE ASSET ALLOCATION 60 PORTFOLIO, and BRIGHTHOUSE ASSET ALLOCATION 80 PORTFOLIO, each a series of Brighthouse Funds Trust II (the “Portfolios”).

Effective June 2, 2022, Anna Koska has been named a portfolio manager to the Portfolios. As of December 31, 2021, Ms. Koska did not beneficially own any equity securities of the Portfolios. Effective June 2, 2022, the following changes are made to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Portfolio.

In the Portfolio Summary of the Summary Prospectus and the Prospectus, the subsection entitled “Portfolio Managers” of the section entitled “Management,” the second paragraph in AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO, AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO, AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO, BRIGHTHOUSE ASSET ALLOCATION 100 PORTFOLIO, BRIGHTHOUSE ASSET ALLOCATION 20 PORTFOLIO, BRIGHTHOUSE ASSET ALLOCATION 40 PORTFOLIO, BRIGHTHOUSE ASSET ALLOCATION 60 PORTFOLIO, and BRIGHTHOUSE ASSET ALLOCATION 80 PORTFOLIO, and the third paragraph in BRIGHTHOUSE BALANCED PLUS PORTFOLIO and METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO, is deleted in its entirety and replaced with the following:

The Portfolio is managed by a committee led by Kristi Slavin. Other members of the committee are James Mason and Anna Koska. Ms. Slavin has been a member since 2012. Mr. Mason has been a member since 2021. Ms. Koska has been a member since 2022.

In the section entitled “Additional Information About Management – The Subadviser” of the Prospectus for each of the Portfolios, the paragraph referring to Victor Soto is deleted in its entirety and replaced with the following:

Anna Koska, CAIA, is Assistant Vice President, Investment and Advisory Services of BIA, and has been a Vice President of BIA, a member of the BIA Valuation Committee and member of the Board of Managers of BIA since 2022. Ms. Koska has been Vice President of Brighthouse Funds Trust I and Brighthouse Funds Trust II since 2022. From 2019 through 2022, Ms. Koska was a Director of Investment and Advisory Services of BIA. Prior to that,

Ms. Koska was a Senior Portfolio Analyst of BIA since October 2017, and prior to that, Ms. Koska was a Portfolio Analyst of Metropolitan Life.

In the section entitled “Management of the Trusts – Executive Officers of the Trusts” of the SAI, the information in the table relating to Victor Soto is deleted in its entirety and replaced with the following:

Name and Year of Birth	Position(s) Held with Registrants	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years(1)
Anna Koska (1981)	Vice President of Trust I and Trust II	From June 2022 (Trust I and Trust II) to present	Assistant Vice President, Investment and Advisory Services, Brighthouse Investment Advisers, LLC (2022-present); Director of Investment and Advisory Services, Brighthouse Investment Advisers, LLC (2019-2022); Senior Portfolio Analyst, Brighthouse Investment Advisers, LLC (2017-2019); Portfolio Analyst, Metropolitan Life (2013-2017).

In the section entitled “Determination of Net Asset Value” of the SAI, in the paragraph regarding the Valuation Committee composed solely of management personnel, all references to Victor Soto are replaced with Anna Koska.

In the Portfolio’s Other Accounts Managed table in Appendix C of the SAI, beginning on page C-5, the information with respect to American Allocation Portfolios, Feeder Portfolio, Trust I Allocation Portfolio, Brighthouse Balanced Plus Portfolio (Base Portion), Trust II Allocation Portfolios and MetLife Multi-Index Targeted Risk Portfolio (Base Portion) is deleted in its entirety and the following information is added:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Kristi Slavin	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Anna Koska	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A

James Mason	Other Accounts	0	N/A	0	N/A
	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF

ADDITIONAL INFORMATION FOR FUTURE REFERENCE